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                           PAINEWEBBER MUTUAL FUNDS

                             PROSPECTUS SUPPLEMENT

                                                                   July 12, 1999

Dear Investor,

     This is a supplement to the prospectuses of the PaineWebber Mutual Funds listed on the reverse side. The purpose of the supplement is to notify you of a special waiver of the contingent deferred sales charge that usually is charged when investors sell their Fund shares.

     Effective immediately and until September 30, 1999, investors who are non-resident aliens will be able to sell their Fund shares without incurring a contingent deferred sales charge, if they use the sales proceeds to immediately purchase shares of certain offshore investment pools available through PaineWebber. The Fund will waive the contingent deferred sales charge that would otherwise apply to a sale of Class A, Class B or Class C shares of the Fund. Fund shareholders who want to take advantage of this waiver should review the offering documents of the offshore investment pools for further information, including investment minimums, and fees and expenses. Shares of the offshore investment pools are available only in those jurisdictions where the sale is authorized and are not available to any U.S. person, including, but not limited to, any citizen or resident of the United States, and U.S. partnership or U.S. trust, and are not available to residents of certain other countries.

     For more information on how to take advantage of the deferred sales charge waiver, investors should contact their PaineWebber Financial Advisors.
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 .  PaineWebber Bond Funds

   High Income Fund
   Investment Grade Income Fund
   Low Duration U.S. Government Income Fund
   Strategic Income Fund
   U.S. Government Income Fund

 .  PaineWebber Tax-Free Bond Funds

   California Tax-Free Income Fund
   Municipal High Income Fund
   National Tax-Free Income Fund
   New York Tax-Free Income Fund

 .  PaineWebber Asset Allocation Funds

   Balanced Fund
   Tactical Allocation Fund

 .  PaineWebber Stock Funds

   Financial Services Growth Fund
   Growth Fund
   Growth and Income Fund
   Mid Cap Fund
   Small Cap Fund
   S&P 500 Index Fund
   Tax-Managed Equity Fund
   Utility Income Fund

 .  PaineWebber Global Funds

   Asia Pacific Growth Fund
   Emerging Markets Equity Fund
   Global Equity Fund
   Global Income Fund

 .  PaineWebber Money Market Fund

 .  PaineWebber Funds of Funds

   Aggressive Portfolio
   Moderate Portfolio
   Conservative Portfolio